T. Rowe Price Multi-Strategy Total Return Fund
T. Rowe Price Multi-Strategy Total Return Fund Investor Class I Class Advisor Class SUMMARY
Investment Objective
The fund seeks strong long-term risk adjusted returns.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Multi-Strategy Total Return Fund - USD ($)	Investor Class		I Class	Advisor Class
Maximum account fee	$ 20	[1]
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Multi-Strategy Total Return Fund		Investor Class		I Class		Advisor Class
Management fees		1.00%		1.00%		1.00%
Distribution and service (12b-1) fees						0.25%
Other expenses	[1]	0.52%		0.70%	[2]	1.04%
Acquired fund fees and expenses	[1]	0.13%		0.13%		0.13%
Total annual fund operating expenses		1.65%		1.83%		2.42%
Fee waiver/expense reimbursement	[3]	(0.17%)	[4]	(0.65%)	[2]	(0.69%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	[3]	1.48%	[4]	1.18%	[2]	1.73%	[5]
[1]	Expenses are estimated for the current fiscal year.
[2]	T. Rowe Price Associates, Inc., has agreed (through February 29, 2020) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; and nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. Any expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; and (2) the current expense limitation on I Class Operating Expenses.
[3]	T. Rowe Price Associates, Inc. is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset any acquired funds fees and expenses related to investments in other T. Rowe Price mutual funds. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price mutual funds. The T. Rowe Price funds would be required to seek regulatory approval in order to terminate this arrangement.
[4]	T. Rowe Price Associates, Inc., has agreed (through February 29, 2020) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 1.35%. The agreement may be terminated at any time beyond February 29, 2020, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the class’ expense ratio is below 1.35%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the class’ expense ratio (after the repayment is taken into account) to exceed both: (1) the expense limitation in place at the time such amounts were waived; and (2) the class’ current expense limitation.
[5]	T. Rowe Price Associates, Inc., has agreed (through February 29, 2020) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 1.60%. The agreement may be terminated at any time beyond February 29, 2020, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the class’ expense ratio is below 1.60%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the class’ expense ratio (after the repayment is taken into account) to exceed both: (1) the expense limitation in place at the time such amounts were waived; and (2) the class’ current expense limitation.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Multi-Strategy Total Return Fund - USD ($)	1 year	3 years
Investor Class	151	472
I Class	120	427
Advisor Class	176	600

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. A portfolio turnover rate is not shown since the fund had not commenced operations during its most recent fiscal year.
Investments, Risks, and Performance Principal Investment Strategies
The fund uses a highly flexible investment approach in an effort to provide strong risk-adjusted returns, pursue positive returns through various market environments, and maintain low overall volatility. The fund has broad discretion in seeking investments and utilizes a wide range of strategies to invest across a variety of asset classes including stocks, fixed-income securities, and derivatives.

The fund primarily seeks exposure to the following strategies, which rely on both fundamental and quantitative research, and are described in more detail below: Macro and Absolute Return; Fixed Income Absolute Return; Equity Research Long/Short; Quantitative Equity Long/Short; Volatility Relative Value; and Style Premia. The fund’s allocation to a particular strategy will vary, and the fund may not have exposure to all of the strategies at all times. The fund’s overall allocation to each component strategy is driven by both risk analytics and the adviser’s outlook on the global economy and securities markets. Through exposure to these strategies, the fund seeks returns that are independent of market direction.

The fund expects to primarily allocate its overall portfolio to the following strategies:
  Macro and Absolute Return – This strategy seeks to leverage T. Rowe Price’s global research expertise to select investments that represent, in the adviser’s opinion, the best investment ideas across all equity and fixed income asset classes. The ideas can be macro in nature, meaning that they rely on T. Rowe Price’s analysis and prediction of large-scale events or trends that create the potential for strong performance, or they can be security-specific ideas that are focused on the expected return of a particular security or group of securities. This strategy may use call and put options, equity index futures, bond or interest rate futures, total return swaps, and credit default swaps.
  Fixed Income Absolute Return – This flexible fixed income strategy seeks consistent positive returns without constraints to particular benchmarks or fixed income asset classes, such as government-issued securities or corporate bonds. The strategy has broad discretion to adjust duration (which measures price sensitivity to interest rate changes), credit exposure (which refers to the allocation between investment-grade and non-investment grade instruments, commonly known as “junk” bonds), and overall volatility (which refers to the amount of risk associated with the strategy as a whole) based on interest rates and global fixed income investing conditions. The fund may invest in the T. Rowe Price Dynamic Global Bond Fund as an efficient means of gaining exposure to this strategy. While most assets are typically invested in bonds and other debt instruments, this strategy also uses interest rate futures, interest rate swaps, forward currency exchange contracts, and credit default swaps.
  Equity Research Long/Short – This strategy relies on T. Rowe Price’s extensive fundamental research capabilities to provide long and short exposure to global large-cap stocks. Utilizing a proprietary global rating system developed and maintained by T. Rowe Price, long positions are established in the stocks of companies that the adviser views as most attractive within the large-cap stock universe and short positions are established in companies viewed as least attractive. The strategy leverages T. Rowe Price analyst convictions in companies to create a dynamically traded component portfolio that seeks to achieve returns that are not closely correlated with the returns of the overall equity markets.
  Quantitative Equity Long/Short – This strategy relies on T. Rowe Price’s quantitative research capabilities to provide long and short exposure to small- and mid-cap U.S. stocks. Utilizing quantitative models developed by T. Rowe Price, stocks are ranked based on various metrics with long positions established in higher ranked securities and short positions established in lower ranked securities.
  Volatility Relative Value – This strategy compares the market price of an equity index option to our own forecast of the risk associated with the option’s underlying index. Based on this analysis, we can form a view on whether that option is trading above or below fair value. We select investments for the strategy by selling (if it’s deemed too expensive) or buying (if it’s deemed too cheap) one or several equity index options.
  Style Premia – This strategy analyzes various instruments across certain asset classes, which primarily include currencies, equity index futures, and bond or interest rate futures, in order to select investments based on whether the instrument exhibited positive characteristics or factors. Instruments in each asset class are evaluated based on factors the adviser believes to be predictive of attractive return. These factors include, but are not limited to, value (which focuses on investments that appear cheap over those that appear expensive), momentum (which focuses on investments that have performed well over those that have underperformed over a given period of time), and carry (which focuses on investments with natural or implied higher yields over those with lower yields, seeking to capture the tendency for higher-yielding assets to provide higher returns than lower-yielding assets). The resulting component portfolio aims to have positive (“long”) exposure to instruments that measured favorably under our factors and negative (“short”) exposure to those that measured unfavorably.
The fund has considerable flexibility in seeking strong risk-adjusted returns and lowering overall volatility, and its portfolio is constructed with a goal of being able to respond to a wide variety of market conditions. The fund’s adviser may adjust the portfolio and overall risk profile by making tactical decisions to overweight or underweight particular strategies, asset classes, or sectors based on the adviser’s outlook for the global economy and securities markets or risk considerations, as well as by establishing additional long or short positions outside of the strategies listed above, either through derivatives or physical securities.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.

The fund may invest in securities issued by both U.S. and non-U.S. issuers, including issuers in emerging market countries. The fund may invest in stocks issued by companies of any market capitalization. The fixed income securities in which the fund may invest include bonds issued by U.S. and foreign corporations, and bank loans. The fund may invest in debt instruments of any maturity, duration, or credit rating, including high-yield or “junk” bonds. The fund may obtain exposure to commodities by investing in shares of one or more exchange-traded funds that invest in commodities.

The fund has the flexibility to obtain long and short positions through a variety of derivative instruments. When the fund takes a long position, it purchases a security that it anticipates will benefit from an increase in the price of that security. Similarly, taking a long position through a derivative instrument will benefit from an increase in the price of the underlying instrument. When a fund takes a short position, the fund borrows the security from a third party and sells it at the then current market price. A short position will benefit from a decrease in price of the security and will lose value if the price of the security increases. The fund establishes its short positions through derivative instruments, which will benefit from a decrease in price of the underlying instrument and will lose value if the price of the underlying instrument increases. Simultaneously engaging in long investing and short selling is designed to reduce the net exposure of the overall portfolio to general market movements.

A derivative is a financial instrument whose value is derived from an underlying asset, such as a stock, bond, or market benchmark, such as an interest rate index. Derivatives may have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset underlying a derivative instrument and results in increased volatility, which means the fund will have the potential for greater gains, as well as the potential for greater losses, than if the fund does not use derivative instruments that have a leveraging effect. Leveraging may cause the fund’s net asset value to be volatile as the economic effect of financial leverage tends to magnify any increase or decrease in the fund’s exposure to an asset. As an example, leveraging through the use of a derivative allows a fund to gain enhanced exposure to a specific asset, as the derivative increases in value the gain will to the fund will be magnified; however, if the derivative decreases in value the loss to the fund will also be magnified. Losses magnified by a derivative may cause the fund to liquidate portfolio positions to satisfy its obligations, meet redemption requests or to meet asset segregation requirements when it may not be advantageous to do so. There is no assurance that the fund’s use of derivative instruments providing financial leveraged exposure will enable the fund to achieve its investment objective.

Derivatives in which the fund will invest include total return swaps, total return basket swaps, options, bond or other interest rate futures, equity index futures, forward currency exchange contracts, and credit default swaps for a variety of purposes, such as to efficiently access or adjust exposure to certain market segments, or in an attempt to manage portfolio volatility.

The fund expects to maintain long and short positions in equity securities, fixed income instruments, and commodity-based exchange-traded funds through total return swaps and total return basket swaps. Total return swaps and total return basket swaps may be used to obtain exposure to a security without owning or taking physical custody of such security. Total return swaps and total return basket swaps are bilateral contracts that provide all of the economic benefits and risks equivalent to direct investments. The value of these swaps also reflects a “financing cost” which includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. While a long equity position will benefit from an increase in price of the security (or underlying security), a short equity position will benefit from a decrease in price of the security or underlying security and will lose value if the price of the security increases. Simultaneously engaging in long investing and short selling is designed to reduce the net exposure of the overall portfolio to general market movements, as well as to take advantage of T. Rowe Price’s fundamental research and quantitative management capabilities.

The fund’s use of options can involve selling or buying put or call options in order to monetize the adviser’s views on expected forward realized volatility, or for hedging purposes. Call options give the investor the right to purchase (when the investor purchases the option), or the obligation to sell (when the investor “writes” or sells the option), an asset at a predetermined price in the future. Put options give the purchaser of the option the right to sell, or the seller (or “writer”) of the option the obligation to buy, an asset at a predetermined price in the future. The fund’s use of options will primarily involve equity index options, but is expected to also include options on individual equities or in other asset classes. The fund has flexibility to write options with or without holding the underlying reference asset.

The fund may enter into a futures contract pursuant to which it agrees to sell an asset at a specified price at a specified point in the future. The fund’s use of futures typically serves as an efficient means of gaining exposure to a particular segment of the market (for example, to increase the fund’s exposure to movements in a particular index), to reduce (or hedge) the risk associated with price movements in an underlying asset by offsetting long and short positions, to adjust portfolio duration, or to reduce volatility either for the fund as a whole or within one of its underlying strategies.

The fund uses forward currency exchange contracts, which are contracts between two counterparties to exchange one currency for another on a future date at a specified exchange rate, primarily to reflect the adviser’s outlook on the strength or weakness of the U.S. dollar compared to foreign currencies and the relative value of various foreign currencies to one another, although they may be used to protect certain holdings from adverse currency movements or to moderate the fund’s overall currency exposure. The fund has flexibility to purchase and sell currencies independently of whether the fund owns instruments denominated in those currencies. The fund may take a short position in a currency, which means that the fund could sell a currency in excess of its assets denominated in that currency or sell a currency even if it does not own any assets denominated in that currency.

The fund may buy or sell credit default swaps involving a specific issuer or an index in order to adjust the fund’s overall credit exposure, as well as to protect the value of certain portfolio holdings. Credit default swaps are agreements where one party (the protection buyer) will make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as defaults and bankruptcies related to an issuer or underlying credit instrument.

The fund may engage in active and frequent trading of portfolio instruments to achieve its investment objective.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risks The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the fund fail to produce the intended results, the fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a particular company or industry.

Market capitalization risks Because the fund may invest in companies of any size, its share price could be more volatile than a fund that invests only in large companies. Small and medium-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and they may be less capable of responding quickly to competitive challenges and industry changes.

Fixed income markets risks Economic and other market developments can adversely affect fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

Interest rate risks The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise.

Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. Generally, securities with longer durations carry greater interest rate risk. The fund may face a heightened level of interest rate risk due to historically low interest rates and the potential effect of any government fiscal policy initiatives; for example, the U.S. Federal Reserve Board has ended its quantitative easing program and may continue to raise interest rates.

Credit risks An issuer of a debt instrument may default (fail to make scheduled interest or principal payments), potentially reducing the fund’s income level and share price. This risk is increased when a security is downgraded or the perceived creditworthiness of the issuer deteriorates.

Junk investing risks Because a portion of the fund’s investments may be rated below investment grade (commonly referred to as “junk” bonds), the fund is exposed to greater volatility and credit risk than if it invested mainly in investment-grade bonds and loans. High yield bond and loan issuers are usually not as strong financially as investment-grade bond issuers and, therefore, are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, securities and loans involving such companies carry a higher risk of default and should be considered speculative.

Liquidity risks The fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity can result from a number of events, such as a lack of an active trading market for a holding, legal or contractual restrictions on resale, or a reduced number and capacity of market participants to make a market in such holding. Less liquid markets could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Bank loan risks To the extent the fund invests in bank loans, it is exposed to additional risks beyond those normally associated with more traditional debt instruments. The fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Transactions involving bank loans may have significantly longer settlement periods than more traditional investments (settlement can take longer than 7 days) and often involve borrowers whose financial condition is troubled or highly leveraged, which increases the risk that the fund may not receive its proceeds in a timely manner and that the fund may incur unexpected losses in order to pay redemption proceeds to its shareholders. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

International investing risks Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. International securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, international investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S.

Emerging markets risks The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and less efficient trading markets.

Currency risks Because the fund may invest in securities issued in foreign currencies or take outright long or short positions in foreign currencies, the fund is subject to the risk that it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar. Any attempts at currency hedging may not be successful and could cause the fund to lose money.

Commodities risks Exposure to the commodities markets may subject the fund to greater volatility than investments in traditional securities. The value of exchange traded funds investing in commodities or commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Portfolio turnover risks The fund may actively and frequently trade its portfolio securities or other instruments to carry out its investment strategies. High portfolio turnover may adversely affect the fund’s performance and increase transaction costs, which could increase the fund’s expenses. High portfolio turnover may also result in the distribution of higher capital gains when compared to a fund with less active trading policies, which could have an adverse tax impact if the fund’s shares are held in a taxable account.

New fund risks Because the fund is new, it has a limited operating history and a small asset base. There can be no assurance that the fund will grow to an economically viable size, in which case the fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Short sale risks The fund regularly enters into short positions through its use of derivatives. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the fund to suffer a (potentially unlimited) loss. Short sales may also involve transaction and financing costs that will reduce potential fund gains and increase potential fund losses.

Nondiversification risks As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.

Derivatives risks The fund uses derivatives including total return swaps, total return basket swaps, options, bond or other interest rate futures, equity index futures, forward currency exchange contracts, and credit default swaps, and is therefore potentially exposed to additional losses not typically associated with direct investments in traditional securities. In addition, for instruments not traded on an exchange, there is a risk that a counterparty to the transaction could default and fail to meet its obligations under the derivatives contract. The values of the fund’s positions in such derivatives will fluctuate in response to changes in the value of the underlying index or security and the fund is exposed to the risk that the underlying index or security will not move in a direction that is favorable to the fund.

Additionally, to the extent the fund is required to segregate or “set aside” liquid assets or otherwise cover open derivatives positions, the fund may be required to sell portfolio holdings to meet these segregation requirements. There is a possibility that the fund would be required to segregate a large percentage of the fund’s assets, which could impede portfolio management or the fund’s ability to meet redemption requests or other current obligations.

Unusual market conditions or the lack of a liquid market for particular derivatives may reduce the fund’s returns, and such investments could lead to losses in excess of the fund’s initial investment. Changes in regulations could significantly impact the fund’s ability to invest in specific types of derivatives, which could limit the fund’s ability to employ certain strategies that use derivatives.

Options risks Selling call options could diminish the fund’s returns during periods of strong equity market performance, while selling put options could diminish the fund’s returns during periods of weak equity market performance When the fund purchases an option, it may lose the premium paid for the option if the market value of the reference asset or index decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option).

Swaps risks The fund’s use of total return swaps, total return basket swaps, and credit default swaps subjects the fund to credit risks (if the counterparty fails to meet its obligations) and market risks (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset). Credit default swap agreements involve additional risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual credit event (such as default by the issuer of the underlying obligation), as opposed to a credit downgrade or other indication of financial difficulty.

Forward and futures contract risks There may be an imperfect correlation between the change in market value of an instrument held by the fund and the price of a forward or futures contract. In addition, there may be a lack of a liquid secondary market for a forward or futures contract, which could result in an inability to close a forward or futures contract when desired. The fund may experience losses caused by unanticipated market movements, which are potentially unlimited. The fund is also subject to the risk that the fund’s adviser is unable to predict correctly the direction of securities prices, interest rates, currency exchange rates and other factors.

Leverage risks The fund will engage in short sales and invest in futures contracts, options and swaps and other derivative instruments that will result in leverage. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument, as well as the potential for greater loss. If the fund obtains leverage through short sales or purchasing certain types of derivative instruments, the fund is exposed to the risk that losses may exceed the net assets of the fund. The net asset value of the fund while employing leverage can become more volatile and sensitive to market movements.

Investment in other investment companies risks As with other investments, investments in other investment companies, including the fund’s investments in commodities exchange-traded funds (ETFs) and the T. Rowe Price Dynamic Global Bond Fund, are subject to market risk. In addition, if a fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the fund and, indirectly, the expenses of the investment companies.

Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based. Shares of ETFs are traded on an exchange throughout a trading day and bought and sold based on market values and not at the ETF’s net asset value. For this reason, shares of an ETF could trade at either a premium or discount to its net asset value. However, the trading prices of index-based ETFs tend to closely track the actual net asset value of the ETF. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Risk and quantitative model risks The fund uses external and internal risk models to construct the portfolio and monitor the fund’s overall risk profile and diversification. Risk models are designed to provide risk forecasts, and as such realized risk can be materially different from expected risk as implied by the model. Since portfolio positioning is informed by the risk estimates, realized portfolio returns may be different (e.g., lower returns and/or greater experienced portfolio volatility) than intended by the adviser. In addition, the fund relies on quantitative models and the analysis of specific metrics to construct part of the fund’s overall portfolio. The impact of risk and quantitative metrics on a security’s performance can be difficult to predict, and securities that previously possessed certain desirable characteristics may not continue to demonstrate those same characteristics in the future. Relying on risk and quantitative models entails the risks that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that the adviser may not be successful in selecting securities for investment or determining the weighting of particular securities in the fund’s portfolio. Any of these factors could cause the fund to underperform funds with similar strategies that do not select stocks through the use of risk-based and/or quantitative models.
Performance
Because the fund commenced operations in 2017, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information will be available through troweprice.com after the fund has incepted.